Share-based payments - Fair value of option grants relating to warrants (Details)	3 Months Ended		9 Months Ended
	May 31, 2025 CAD ($) $ / shares shares	May 31, 2024 CAD ($)	May 31, 2025 CAD ($) $ / shares shares	May 31, 2024 CAD ($)	Jan. 14, 2025 $ / shares	Jan. 14, 2025 $ / shares	Sep. 16, 2024 $ / shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Nov. 23, 2020 $ / shares
Share-based payments
Exercise price of warrants | (per share)					$ 15	$ 20.64	$ 112.5	$ 154.78	$ 1,417.5	$ 1,950.2	$ 1,417.5	$ 2,046.59	$ 5,467.5	$ 7,344	$ 5,467.5	$ 7,249.5	$ 5,467.5	$ 7,222.5	$ 5,683.5	$ 7,614	$ 5,683.5	$ 7,654.5	$ 5,683.5	$ 7,600.5	$ 10,800	$ 14,858.64	$ 16,875	$ 23,216.63
Share-based payments expense for warrant | $	$ 0	$ 0	$ 486,752	$ 175,236
November 23, 2020
Share-based payments
Exercise price of warrants	$ 23,216.63		$ 23,216.63
Market price			$ 17,590.5
Expected volatility (%)			100.00%
Risk-free interest rate (%)			0.40%
Expected life (years)			5 years
Number of warrants outstanding | shares	113		113
Weighted average remaining contractual life (years)			5 months 23 days
August 5, 2022
Share-based payments
Exercise price of warrants	$ 14,858.64		$ 14,858.64
Market price			$ 9,720
Expected volatility (%)			100.00%
Risk-free interest rate (%)			2.90%
Expected life (years)			3 years
Number of warrants outstanding | shares	38		38
Weighted average remaining contractual life (years)			2 months 4 days
December 21, 2023
Share-based payments
Exercise price of warrants	$ 1,950.2		$ 1,950.2
Market price			$ 2,470.5
Expected volatility (%)			76.00%
Risk-free interest rate (%)			4.00%
Expected life (years)			5 years
Number of warrants outstanding | shares	103		103
Weighted average remaining contractual life (years)			3 years 6 months 21 days
September 16, 2024
Share-based payments
Exercise price of warrants	$ 154.78		$ 154.78
Market price			$ 97.4
Expected volatility (%)			92.00%
Risk-free interest rate (%)			3.40%
Expected life (years)			5 years
Number of warrants outstanding | shares	1,896		1,896
Weighted average remaining contractual life (years)			4 years 3 months 18 days
January 14, 2025
Share-based payments
Exercise price of warrants	$ 20.64		$ 20.64
Market price			$ 20.12
Expected volatility (%)			99.00%
Risk-free interest rate (%)			4.40%
Expected life (years)			5 years 6 months
Number of warrants outstanding | shares	23,357		23,357
Weighted average remaining contractual life (years)			5 years 1 month 17 days